PREPAYMENTS AND OTHER ASSETS - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current portion:
Prepayments to suppliers	¥ 149,654	$ 20,503	¥ 269,743
Contract costs	136,222	18,662	157,011
Contract assets, net	640,074	87,690	543,083
VAT prepayments	1,119,935	153,430	749,718
Interest receivable	948	130	1,416
Individual income tax receivable	64,943	8,897	11,027
Others	121,298	16,618	80,694
Total	2,233,074	305,930	1,812,692
Non-current portion:
Prepayments for electronic equipment	415,462	56,918	860,636
Others	34,521	4,729	10,145
Total	¥ 449,983	$ 61,647	¥ 870,781